Note 24 - Capital Management (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 17, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 07, 2021
Statement Line Items [Line Items]
Initial capital allocation		$ 70,000
Gains (losses) on financial assets at fair value through profit or loss, classified as held for trading		13,033	$ 8,477	$ (1,485)
Current financial assets at fair value through profit or loss, classified as held for trading			42,146
Payments to acquire or redeem entity's shares		$ 49,049	5,780	4,875
Equity ratio		94.00%
Working capital		$ 138,609
Total cash and cash equivalents and marketable securities		$ 134,168	181,633
ADS [member]
Statement Line Items [Line Items]
Number of shares repurchased (in shares)		5,893,139
ADS [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Share repurchase program, maximum authorized amount					$ 50,000
Number of shares repurchased (in shares)	5,976,455
Payments to acquire or redeem entity's shares	$ 49,800
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares repurchased (in shares)		11,786,278
Call options trading securities [member]
Statement Line Items [Line Items]
Gains (losses) on financial assets at fair value through profit or loss, classified as held for trading		$ 124
Current financial assets at fair value through profit or loss, classified as held for trading		744
Short position trading securities [member]
Statement Line Items [Line Items]
Gains (losses) on financial assets at fair value through profit or loss, classified as held for trading		$ 0	$ (365)	$ 38